Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Book value of assets pledged as security	$ 1,723,000,000	$ 1,257,000,000
Accrued claim	400,000	0.0	$ 0.0
Insurance coverage deductible amount per vessel	$ 150,000
Lost hire compensation insurance coverage, description	Under the loss of hire policies, the insurer will pay a compensation for the lost hire rate agreed in respect of each Vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days.
Insurance coverage for pollution, maximum liability per vessel	$ 1,000,000,000
Lost hire compensation insurance coverage, deductible days	14 days
Insurance payments received	$ 5,176,000
Vessel operating expenses	$ 46,709,000	$ 30,903,000	$ 27,543,000
Raquel Knutsen [Member]
Loss Contingencies [Line Items]
Lost hire compensation insurance coverage, deductible days	14 days
Cost of repairs, vessel operating expenses	$ 4,200,000
Insurance payments received	3,400,000
Vessel operating expenses	$ 300,000
Carmen Knutsen [Member]
Loss Contingencies [Line Items]
Lost hire compensation insurance coverage, deductible days	14 days
Insurance payments received	$ 1,800,000
Vessel operating expenses	$ 2,400,000
Contract period	5 years
Hull and Machinery [Member] | Raquel Knutsen [Member]
Loss Contingencies [Line Items]
Cost of repairs, vessel operating expenses	$ 4,200,000
Insurance payments received	3,900,000
Recorded recoveries of loss	3,900,000
Vessel operating expenses	300,000
Hull and Machinery [Member] | Carmen Knutsen [Member]
Loss Contingencies [Line Items]
Insurance payments received	$ 2,400,000
Maximum [Member]
Loss Contingencies [Line Items]
Lost hire compensation insurance coverage, deductible days	180 days
Maximum [Member] | Raquel Knutsen [Member]
Loss Contingencies [Line Items]
Lost hire compensation insurance coverage, deductible days	180 days